Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 88,660	$ 84,465
Down payments from clients	712	11,169
Other accounts payable	44,635	44,596
Total	$ 134,007	$ 140,230